Borrowed Funds (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total BTFP Advances	$ 41,500,000	$ 44,500,000
January 17, 2025 [Member]
Total BTFP Advances	41,500,000	0
December 16, 2024 [Member]
Total BTFP Advances	0	18,000,000
May 13, 2024 [Member]
Total BTFP Advances	0	10,000,000
April 26, 2024 [Member]
Total BTFP Advances	0	10,000,000
May 17, 2024 [Member]
Total BTFP Advances	$ 0	$ 6,500,000